SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales
Net sales	[1]	$ 8,978	$ 10,878	$ 15,753
Cost of net sales
Cost of net sales		7,927	7,972	11,363
Gross profit		1,051	2,906	4,390
Operating expenses:
Research and development		4,644	5,085	5,881
Total operating expenses		9,608	10,237	11,199
Operating loss		(8,557)	(7,331)	(6,809)
Interest income		2,241	2,791	2,208
Other income, net		(12)	855	2,024
Income tax expense		(1,622)	(683)	(1,274)
Net loss		(7,950)	(4,368)	(3,851)
Comprehensive loss		(8,841)	(6,274)	(6,378)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative		668	713	768
Total operating expenses		668	713	768
Operating loss		(668)	(713)	(768)
Loss before income taxes and equity in loss of affiliated companies		(668)	(713)	(768)
Equity in net loss of affiliated companies		(7,282)	(3,655)	(3,083)
Net loss		(7,950)	(4,368)	(3,851)
Other comprehensive loss, net of tax		(891)	(1,906)	(2,527)
Comprehensive loss		$ (8,841)	$ (6,274)	$ (6,378)

[1]	Revenue recognized for the years ended December 31, 2025, 2024 and 2023 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.8 million, $0.1 million and $0.1 million, respectively.